Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instrument (current asset)	$ 735	$ 233
Derivative financial instrument (non-current asset)	10,752	10,137
Derivative financial instrument (current liability)	384	3,947
Level 1 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instrument (current asset)		22
Derivative financial instrument (current liability)	236	26
Level 2 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instrument (current asset)	735	211
Derivative financial instrument (non-current asset)	10,752	10,137
Derivative financial instrument (current liability)	147	3,921
Derivative financial instrument (non-current liability)	$ 1,262	$ 1,769